Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Teekay Offshore Partners L.P.
Entity Central Index Key	0001382298
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	70,626,554

Consolidated Statements of (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of (Loss) Income [Abstract]
REVENUES	$ 949,061	$ 900,546	$ 871,112
OPERATING EXPENSES
Voyage expenses	125,452	125,101	111,026
Vessel operating expenses (notes 12 and 13)	292,175	268,876	260,977
Time-charter hire expense	74,478	89,795	117,202
Depreciation and amortization	187,710	190,341	181,176
General and administrative	73,529	63,214	61,761
Write down of vessels (note 19)	91,108	9,441
Restructuring charge (note 10)	3,924	119	5,008
Total operating expenses	848,376	746,887	737,150
Income from vessel operations	100,685	153,659	133,962
OTHER ITEMS
Interest expense (note 8)	(36,897)	(37,411)	(50,798)
Interest income	659	842	1,239
Realized and unrealized (loss) gain on derivative instruments (note 13)	(159,744)	(55,666)	51,944
Foreign currency exchange gain (loss) (note 13)	1,499	911	(11,242)
Other income - net (note 11)	3,606	6,810	9,489
Total other items	(190,877)	(84,514)	632
(Loss) income before income tax (expense) recovery	(90,192)	69,145	134,594
Income tax (expense) recovery (note 14)	(6,679)	9,718	(13,792)
Net (loss) income	(96,871)	78,863	120,802
Non-controlling interest in net income	22,454	37,378	57,490
Dropdown Predecessor's interest in net (loss) income (note 2)	(15,075)	(16,685)	(419)
General Partners' interest in net (loss) income	4,396	4,359	2,523
Limited partners' interest in net (loss) income	$ (108,646)	$ 53,811	$ 61,208
Limited partners' interest in net (loss) income per unit (note 17)
Common unit (basic and diluted)	$ (1.74)	$ 1.22	$ 1.85
Subordinated unit (basic and diluted)			$ 1.8
Total unit (basic and diluted)	$ (1.74)	$ 1.22	$ 1.84
Weighted - average number of units outstanding:
Common units (basic and diluted)	62,362,072	44,278,158	23,476,438
Subordinated units (basic and diluted)			9,800,000
Total units (basic and diluted)	62,362,072	44,278,158	33,276,438
Cash distribution declared per unit	$ 1.98	$ 1.88	$ 1.8

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Net (loss) income	$ (96,871)	$ 78,863	$ 120,802
Other comprehensive (loss) income:
Unrealized net gain (loss) on qualifying cash flow hedging instruments (net of tax of $nil, $nil, and ($580) for 2011, 2010, 2009, respectively, note 13)	319	(3,154)	27,747
Realized net (gain) loss on qualifying cash flow hedging instruments (net of tax of $nil, $nil and ($207) for 2011, 2010, 2009, respectively, note 13)	(2,345)	3,243	9,624
Pension adjustments		(909)	(1,233)
Other comprehensive (loss) income	(2,026)	(820)	36,138
Comprehensive (loss) income	(98,897)	78,043	156,940
Non-controlling interest in comprehensive (loss) income	22,889	37,358	74,602
Dropdown Predecessor's interest in comprehensive (loss) income	(15,075)	(17,463)	797
General and limited partners' interest in comprehensive (loss) income	$ (106,711)	$ 58,148	$ 81,541

Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Unrealized net gain (loss) on qualifying cash flow hedging instruments, net of tax			$ (580)
Realized net gain (loss) on qualifying cash flow hedging instruments, net of tax			$ (207)

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 179,934	$ 166,483
Accounts receivable, including non-trade of $12,700 (December 31, 2010 - $nil)	83,129	64,993
Vessels held for sale (note 19)	19,000
Net investments in direct financing leases - current (note 9)	17,096	21,157
Prepaid expenses	36,963	29,740
Due from affiliates (note 12I)	6,138	19,135
Current portion of derivative instruments (note 13)	4,318	6,180
Other current assets	1,181	1,288
Total current assets	347,759	308,976
Vessels and equipment (note 8 and 9)
At cost, less accumulated depreciation of $1,269,219 (December 31, 2010 - $1,200,325)	2,539,949	2,247,323
Advances on new building contracts	45,637	52,184
Net investments in direct financing leases (note 9)	33,210	50,413
Derivative instruments (note 13)	877	5,202
Other assets (note 14)	28,540	22,652
Intangible assets - net (note 6)	21,644	28,763
Goodwill (note 6)	127,113	127,113
Total assets	3,144,729	2,842,626
Current
Accounts payable	16,732	12,749
Accrued liabilities (note 7)	82,488	88,538
Due to affiliates (note 12I)	39,678	67,390
Current portion of derivative instruments (note 13)	46,396	45,793
Current portion of long-term debt (note 8)	229,365	152,096
Current portion of in-process revenue contracts (note 6)	13,550
Total current liabilities	428,209	366,566
Long-term debt (note 8)	1,799,711	1,565,044
Deferred income tax (note 14)		1,605
Derivative instruments (note 13)	244,998	119,491
In-process revenue contracts (note 6)	113,202
Other long-term liabilities (including an amount due to parent of $5.2 million at December 31,2011)	35,569	19,746
Total liabilities	2,621,689	2,072,452
Commitments and contingencies (notes 8, 9, 13, and 15)
Redeemable non-controlling interest (note 1 and 15a)	38,307	41,725
Equity
Partners' equity	444,665	556,828
Non-controlling interest	40,622	170,876
Accumulated other comprehensive (loss) income	(554)	745
Total equity	484,733	728,449
Total liabilities and total equity	$ 3,144,729	$ 2,842,626

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accounts receivable non-trade	$ 12,700,000
At cost, less accumulated depreciation	1,269,219,000	1,200,325,000
Other long-term liabilities amount due to parent	$ 5,200,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net (loss) income	$ (96,871)	$ 78,863	$ 120,802
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 13)	107,860	5,618	(113,570)
Depreciation and amortization	187,710	190,341	181,176
Write down of vessels	91,108	9,441
Deferred income tax (recovery) expense	(614)	(15,756)	8,209
Foreign currency exchange loss (gain) and other	2,672	7,251	(1,323)
Change in non-cash working capital items related to operating activities (note 16)	(11,296)	34,464	8,931
Expenditures for dry docking	(26,407)	(23,637)	(41,864)
Net operating cash flow	254,162	286,585	162,361
FINANCING ACTIVITIES
Proceeds from drawdown of long-term debt	457,530	355,678	279,575
Repayments of long-term debt	(110,694)	(90,835)	(34,948)
Repayments of long-term debt relating to Dropdown Predecessors		(41,909)	(12,100)
Prepayments of long-term debt	(125,562)	(568,236)	(426,090)
Repayment of joint venture partners advances	(14,500)		(21,532)
Joint venture partners advances	14,500		477
Equity contribution from joint venture partner	3,750	633	4,772
Purchase of 49% interest in Teekay Offshore Operating L.P.	(386,267)
Purchase of vessels from Teekay Corporation (note 16f)	(60,683)	(107,051)	(100,000)
Contribution from Teekay Corporation relating to Rio das Ostras (note 12d)	2,000
Contribution of capital from Teekay Corporation to dropdown predecessors (note 16g)	2,305	4,313	131,965
Proceeds from equity offerings	420,146	419,989	109,227
Expenses of equity offerings	(222)	(18,498)	(5,100)
Cash distributions paid by the Partnership	(129,323)	(85,077)	(60,452)
Cash distributions paid by subsidiaries to non-controlling interests	(36,980)	(77,236)	(61,065)
Other	(682)	(3,371)	(5,089)
Net financing cash flow	35,318	(211,600)	(200,360)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(148,796)	(39,759)	(13,681)
Proceeds from sale of vessels and equipment	13,354
Investment in direct financing leases assets	316	(886)	(579)
Direct financing lease payments received	20,948	22,736	23,045
Purchase of Piranema Spirit (note 18)	(161,851)
Net investing cash flow	(276,029)	(17,909)	8,785
Increase (decrease) in cash and cash equivalents	13,451	57,076	(29,214)
Cash and cash equivalents, beginning of the year	166,483	109,407	138,621
Cash and cash equivalents, end of the year	$ 179,934	$ 166,483	$ 109,407

Consolidated Statements of Changes in Total Equity (USD $) In Thousands	Total	Dropdown Predecessor Equity	Common Units	Subordinated Units	General Partners	Accumulated Other Comprehensive Income (Loss) (Note 13)	Non-controlling Interest	Redeemable Non-controlling Interest
Beginning balance at Dec. 31, 2008	$ 263,359	$ (33,353)	$ 246,646	$ (135,900)	$ 7,164	$ (22,581)	$ 201,383
Beginning balance, units at Dec. 31, 2008			20,425	9,800
Net (loss) income	120,802	(419)	43,546	17,662	2,523		57,490
Other comprehensive (loss) income	36,138					19,026	17,112
Equity contribution from joint venture partner	4,772						4,772
Net Change in Parent's equity in Dropdown Predecessor (note 12c, 12d, 12e, 12j)	110,386	110,386
Purchase of Petrojarl Varg from Teekay Corporation (note 12b)	(320,000)	(307,749)	(3,934)	(7,712)	(605)
Net liabilities of Dropdown Predecessor	175,017	172,174				2,843
Proceeds from follow-on public offering, net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)	104,127		101,942		2,185
Proceeds from follow-on public offering, units; net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)			7,475
Cash distributions	(121,517)		(40,129)	(17,640)	(2,683)		(61,065)
Net change in Parents equity in Dropdown Predecessor (note 12c, 12d)	(2,213)	(2,213)
Ending balance at Dec. 31, 2009	370,871	(61,174)	348,071	(143,590)	8,584	(712)	219,692
Ending balance, units at Dec. 31, 2009			27,900	9,800
Conversion of subordinated units to common units (note 17)			(143,590)	143,590
Conversion of subordinated units to common units, shares (note 17)			9,800	(9,800)
Net (loss) income	78,863	(16,685)	53,811		4,359		37,378
Reclassification of redeemable non-controlling interest in net income	(806)						(806)	806
Other comprehensive (loss) income	(820)					(800)	(20)
Equity contribution from joint venture partner	400						400
Net Change in Parent's equity in Dropdown Predecessor (note 12c, 12d, 12e, 12j)	30,495	30,495
Net liabilities of Dropdown Predecessor	(149)	(2,406)				2,257
Proceeds from follow-on public offering, net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)	401,491		393,091		8,400
Proceeds from follow-on public offering, units; net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)			17,538
Cash distributions	(160,046)	(1,878)	(80,766)		(4,311)		(73,091)	(2,267)
Net change in Parents equity in Dropdown Predecessor (note 12c, 12d)	162,995	162,995
Dilution loss on initiation of majority owned subsidiary (note 15a)	(7,432)		(3,714)		(76)		(3,642)	7,432
Equity contribution from non- controlling interest (note 15a)								35,754
Purchase of the Falcon Spirit from Teekay Corporation (note 12c)	(11,295)	(4,606)	(6,555)		(134)
Purchase of the Amundsen Spirit from Teekay Corporation (note 12e)	(34,633)	(3,496)	(15,593)		(259)		(15,285)
Issuance of Teekay Offshore Operating L.P. units to non-controlling interests (note 12e, 12f)	33,469						33,469
Conversion of intercorporate debt to equity (note 12f,12g)	31,470						31,470
Purchase of the Nansen Spirit from Teekay Corporation (note 12f)	(32,982)		(2,213)		(45)		(30,724)
Loss on acquisition of interest rate swaps (note 12h)	(57,061)		(28,514)		(582)		(27,965)
Purchase of the Rio das Ostras from Teekay Corporation (note 12d)	(76,381)	(103,245)	26,327		537
Ending balance at Dec. 31, 2010	728,449		540,355		16,473	745	170,876	41,725
Ending balance, units at Dec. 31, 2010			55,238
Net (loss) income	(96,871)	(15,075)	(108,646)		4,396		22,454
Reclassification of redeemable non-controlling interest in net income	(6,601)						(6,601)	6,601
Other comprehensive (loss) income	(2,026)					(2,461)	435
Equity contribution from joint venture partner	3,750						3,750
Capital Contribution by Parent Company	2,000		1,960		40
Proceeds from follow-on public offering, net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)	419,924		411,522		8,402
Proceeds from follow-on public offering, units; net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)			15,389
Cash distributions	(156,284)		(121,152)		(8,171)		(26,961)	(10,019)
Net change in Parents equity in Dropdown Predecessor (note 12c, 12d)	12,519	12,519
Conversion of intercorporate debt to equity (note 12f,12g)	36,905						36,905
Purchase of 49% of Teekay Offshore Operating L.P. (note 12i)	(386,267)		(254,237)		(5,189)	1,162	(128,003)
Purchase of Peary Spirit LLC (note 12g)	(37,729)		(5,386)		(110)		(32,233)
Purchase of Scott Spirit LLC (note 12j)	(33,036)	2,556	(34,880)		(712)
Ending balance at Dec. 31, 2011	$ 484,733		$ 429,536		$ 15,129	$ (554)	$ 40,622	$ 38,307
Ending balance, units at Dec. 31, 2011			70,627

Consolidated Statements of Changes in Total Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Percentage of noncontrolling interest acquired	49.00%
Offering costs from follow-on public offering	$ 222	$ 18,498	$ 5,100
Common Units
Offering costs from follow-on public offering	222	18,498	5,100
General Partners
Offering costs from follow-on public offering	$ 222	$ 18,498	$ 5,100

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of dry docking activity
Balance at beginning of the year	$ 71,349	$ 86,134	$ 76,619
Cost incurred for dry docking	24,507	24,869	34,974
Dry-docking amortization	(34,466)	(39,654)	(25,459)
Write down of capitalized dry-dock expenditure	(1,232)
Balance at end of the year	$ 60,158	$ 71,349	$ 86,134

Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes components of accumulated other comprehensive (loss) income
Qualifying Cash Flow Hedging Instruments, Beginning Balance	$ 745	$ 765	$ (19,269)
Qualifying Cash Flow Hedging Instruments, Purchase of 49% of Teekay Offshore Operating L.P.	1,162
Other comprehensive (loss) income net of tax	(2,461)	109	20,259
Net liabilities of dropdown predecessor		(129)	(225)
Qualifying Cash Flow Hedging Instruments, Ending Balance	(554)	745	765
Pension Adjustments, Beginning balance		(1,477)	(3,312)
Other comprehensive (loss) income net of tax pension adjustments		(909)	(1,233)
Net liabilities of dropdown predecessor		2,386	3,068
Pension Adjustments, Ending balance			(1,477)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	745	(712)	(22,581)
Other comprehensive (loss) income, Total	(2,461)	(800)	19,026
Net liabilities of dropdown predecessor		2,257	2,843
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (554)	$ 745	$ (712)

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation	$ 146,200,000	$ 142,700,000	$ 146,700,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Interest costs capitalized to vessels and equipment	5,900,000	10,900,000
Comprehensive income loss net of tax portion			$ (787,000)
Percentage of purchase amount	49.00%
Aframax and Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Average estimated useful life	25
FPSO Unit [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	20
Estimated useful life, maximum	25

Dropdown Predecessor (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Petrojarl Varg (note 12b) [Member]	Dec. 31, 2010 Falcon Spirit (note 12c) [Member]	Dec. 31, 2009 Falcon Spirit (note 12c) [Member]	Dec. 31, 2010 Rio das Ostras (note 12d) [Member]	Dec. 31, 2009 Rio das Ostras (note 12d) [Member]	Dec. 31, 2010 Amundsen Spirit [Member]	Dec. 31, 2011 Scott Spirit (note 12j) [Member]
Dropdown Predecessor (Textual) [Abstract]
Increased (Decrease) Partnership's Net Income	$ 11.4	$ 0.9	$ (0.4)	$ (8.3)	$ (11.4)	$ (9.3)	$ (15.1)
Increased (Decrease) Partnership's Comprehensive Income	$ 13.4	$ 0.9	$ (0.4)	$ (9.1)	$ (12.2)	$ (9.3)	$ (15.1)

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents	$ 179,934	$ 166,483	$ 109,407	$ 138,621
Due from affiliates (note 12)	6,138	19,135
Due to affiliates (note 12l)	(39,678)	(67,390)
Long-term debt (note 8)	(2,029,076)	(1,717,140)
Derivative instruments (note 13)
Foreign currency forward contracts	297,979
Carrying Amount [Member]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents	179,934	166,483
Due from affiliates (note 12)	6,138	19,135
Due to affiliates (note 12l)	(34,019)	(67,390)
Long-term debt (note 8)	(2,029,076)	(1,717,140)
Fair Value [Member]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents	179,934	166,483
Due from affiliates (note 12)	6,138	19,135
Due to affiliates (note 12l)	(34,019)	(67,390)
Long-term debt (note 8)	(1,901,079)	(1,620,355)
Level 3 [Member] | Carrying Amount [Member]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Contingent consideration liability - current	(5,659)
Contingent consideration liability - non-current	(5,235)
Level 3 [Member] | Fair Value [Member]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Contingent consideration liability - current	(5,659)
Contingent consideration liability - non-current	(5,235)
Level 2 [Member] | Carrying Amount [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 13)
Foreign currency forward contracts	(297,979)	(175,784)
Level 2 [Member] | Carrying Amount [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 13)
Cross currency swap agreement	2,677	4,233
Level 2 [Member] | Carrying Amount [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 13)
Foreign currency forward contracts	(1,078)	6,909
Level 2 [Member] | Fair Value [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 13)
Foreign currency forward contracts	(297,979)	(175,784)
Level 2 [Member] | Fair Value [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 13)
Cross currency swap agreement	2,677	4,233
Level 2 [Member] | Fair Value [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 13)
Foreign currency forward contracts	$ (1,078)	$ 6,909

Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of the Partnership's Financing Receivables
Direct financing leases	$ 50,306	$ 71,570

Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010
Fair Value Measurements (Textual) [Abstract]
Acquisition of Scott Spirit affiliates and other long term liabilities recognized		$ 10.1
Additional liability recognized and recorded in other income	0.8
Written down estimated fair values	$ 61.8		$ 11

Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Petrobras Transporte S.A(1)[Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 211.8	$ 179.6	$ 168.4
Entity Wide Revenue, Major Customer, Percentage	22.00%	20.00%	19.00%
Statoil ASA(2)[Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	206	236	248.5
Entity Wide Revenue, Major Customer, Percentage	22.00%	26.00%	28.00%
Teekay Corporation(3) [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	168.7	141	148.3
Entity Wide Revenue, Major Customer, Percentage	18.00%	16.00%	17.00%
Talisman Energy Inc(4)[Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 113.1	$ 106.2	$ 100
Entity Wide Revenue, Major Customer, Percentage	12.00%	12.00%	12.00%

Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	$ 949,061	$ 900,546	$ 871,112
Voyage expenses	125,452	125,101	111,026
Vessel operating expenses	292,175	268,876	260,977
Time-charter hire expense	74,478	89,795	117,202
Depreciation and amortization	187,710	190,341	181,176
General and administrative (1)	73,529	63,214	61,761
Write down of vessels (note 19)	91,108	9,441
Restructuring charge	3,924	119	5,008
Income from vessel operations	100,685	153,659	133,962
Expenditures for vessels and equipment (2)	148,796	39,759	13,681
Expenditures for dry docking	24,507	24,869	34,974
Shuttle Tanker Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	573,296	559,547	534,464
Voyage expenses	95,864	104,460	85,197
Vessel operating expenses	161,890	143,766	144,007
Time-charter hire expense	74,478	89,795	117,202
Depreciation and amortization	115,637	111,157	98,013
General and administrative (1)	49,444	42,526	40,552
Write down of vessels (note 19)	28,270	9,441
Restructuring charge	1,227	119	4,734
Income from vessel operations	46,486	58,283	44,759
Expenditures for vessels and equipment (2)	130,363	32,012	10,341
Expenditures for dry docking	16,892	13,382	29,822
Conventional Tanker Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	139,198	114,850	124,659
Voyage expenses	28,200	19,753	24,494
Vessel operating expenses	23,099	23,739	24,153
Depreciation and amortization	22,568	27,522	24,042
General and administrative (1)	4,832	4,501	4,746
Write down of vessels (note 19)	54,069
Restructuring charge			274
Income from vessel operations	6,430	39,335	46,950
Expenditures for vessels and equipment (2)	2,313	1,179	1,024
Expenditures for dry docking	670	11,487	1,644
FSO Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	62,731	74,298	62,644
Voyage expenses	1,388	888	1,335
Vessel operating expenses	30,470	35,214	27,460
Depreciation and amortization	12,009	16,262	21,763
General and administrative (1)	3,779	3,799	2,572
Write down of vessels (note 19)	8,769
Restructuring charge	2,697
Income from vessel operations	3,619	18,135	9,514
Expenditures for vessels and equipment (2)	82	140
Expenditures for dry docking	6,945		3,508
FPSO Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	173,836	151,851	149,345
Vessel operating expenses	76,716	66,157	65,357
Depreciation and amortization	37,496	35,400	37,358
General and administrative (1)	15,474	12,388	13,891
Income from vessel operations	44,150	37,906	32,739
Expenditures for vessels and equipment (2)	$ 16,038	$ 6,428	$ 2,316

Segment Reporting (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Cash and cash equivalents	$ 179,934	$ 166,483	$ 109,407	$ 138,621
Total assets	3,144,729	2,842,626
Shuttle Tanker Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Total assets	1,805,639	1,711,341
Conventional Tanker Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Total assets	223,388	304,655
FSO Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Total assets	101,422	119,844
FPSO Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Total assets	786,391	513,886
Cash and Cash Equivalents Segments [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Cash and cash equivalents	179,934	166,483
Other Assets Segments [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Other Assets	$ 47,955	$ 26,417

Segment Reporting (Details Textual)	12 Months Ended
Dec. 31, 2011
Minimum percentage of partnership's consolidated revenues (Textual) [Abstract]
Minimum percentage of partnership's consolidated revenues	10.00%

Goodwill Intangible Assets and In-Process Revenue Contracts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 124,993	$ 124,993
Accumulated Amortization	(103,349)	(96,230)
Net Carrying Amount	21,644	28,763
Customer contracts [Member] | Shuttle Tanker Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	124,250	124,250
Accumulated Amortization	(103,116)	(96,070)
Net Carrying Amount	21,134	28,180
Customer contracts [Member] | FPSO Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	353	353
Accumulated Amortization	(233)	(160)
Net Carrying Amount	120	193
Other intangible assets [Member] | FPSO Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	390	390
Net Carrying Amount	$ 390	$ 390

Goodwill Intangible Assets and In-Process Revenue Contracts (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 127,113,000	$ 127,113,000
Amortization of Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	7,100,000	8,100,000	9,100,000
Amortization expense - 2012	6,100,000
Amortization expense - 2013	5,000,000
Amortization expense - 2014	4,000,000
Amortization expense - 2015	3,000,000
Amortization expense - 2016	2,000,000
Amortization expense thereafter	1,000,000
Amortization of In-Process Revenue Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	1,100,000
Amortization expense - 2012	12,800,000
Amortization expense - 2013	12,800,000
Amortization expense - 2014	12,800,000
Amortization expense - 2015	12,800,000
Amortization expense - 2016	12,800,000
Amortization expense thereafter	62,800,000
Shuttle Tanker Segment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 127,100,000	$ 127,100,000	$ 127,100,000

Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities
Voyage and vessel	$ 58,406	$ 66,084
Interest	14,787	14,815
Payroll and benefits	9,295	7,639
Accrued Liabilities, Total	$ 82,488	$ 88,538

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt
Long-term Debt, Total	$ 2,029,076	$ 1,717,140
Less current portion	229,365	152,096
Total	1,799,711	1,565,044
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Long-Term Debt
Long-term Debt, Total	1,246,360	1,066,909
Norwegian Kroner Bond due in 2013 [Member]
Long-Term Debt
Long-term Debt, Total	100,417	103,061
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Long-Term Debt
Long-term Debt, Total	238,867	244,958
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Long-Term Debt
Long-term Debt, Total	$ 443,432	$ 302,212

Long-Term Debt (Details Textual)	1 Months Ended		12 Months Ended												12 Months Ended							12 Months Ended
	Feb. 17, 2012	Jan. 18, 2012	Dec. 31, 2011 USD ($) Vessel CreditFacility	Dec. 31, 2010 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2010 NOK	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2010 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Parent [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 JV Partner [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 Partnership [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 Five Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 One Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Two Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member]
Long Term Debt (Additional Textual)
Maintain the greater of a minimum liquidity for revolving credit facility																						$ 75,000,000	$ 50,000,000	$ 50,000,000
Minimum Percentage to Maintaining for Revolving Credit Facility																						5.00%	5.00%	5.00%
Guaranteed term loans																			43,700,000	119,500,000	75,700,000
Range of Credit Facility Margin															3.25%	3.25%	0.30%	0.30%
Interest rate swap to swap the interest payments																									1.12%
Outstanding term loans due through 2018 and 2023			2,029,076,000	1,717,140,000			1,246,360,000	1,066,909,000	100,417,000	103,061,000	238,867,000	244,958,000	443,432,000	302,212,000
Long-Term Debt (Textual) [Abstract]
Revolving credit facilities borrowing capacity			1,270,000,000
Undrawn amount of revolving credit facility			22,300,000
Amount reduced under revolving credit facilities, 2012			183,400,000
Amount reduced under revolving credit facilities, 2013			323,000,000
Amount reduced under revolving credit facilities, 2014			659,400,000
Amount reduced under revolving credit facilities, 2015			17,500,000
Amount reduced under revolving credit facilities, 2016			26,100,000
Amount reduced under revolving credit facilities, thereafter			59,300,000
Final repayment of credit facility guaranteed			65,000,000
Senior unsecured bonds issued					100,400,000	600,000,000
Payments of Debt Issuance Costs			1,300,000
Interest payments on the bonds based on NIBOR plus					4.75%	4.75%
Interest payments on the bonds based on LIBOR plus					5.04%	5.04%
Number of vessels			34
The LIBOR rate receivable			3.50%
Partnership's subsidiaries			6
Partnership interest owned in subsidiaries			50.00%
Share of outstanding vessel mortgage debt			50.00%
Partnership's subsidiaries			5
Final Repayment			29,100,000
Debt Instrument, Maturity Date	Feb 23, 2012	Jan 27, 2017
Interest Payments Description			LIBOR plus a margin.
Long-term Debt, Weighted Average Interest Rate			1.70%	1.30%
Aggregate principal repayments, 2012			229,400,000
Aggregate principal repayments, 2013			492,000,000
Aggregate Principal Repayments, 2014			817,400,000
Aggregate Principal Repayments, 2015			72,100,000
Aggregate Principal Repayments, 2016			67,900,000
Aggregate Principal Repayments, thereafter			$ 350,300,000

Leases (Details Textual) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Charters-out [Member]
Leases (Textual) [Abstract]
Operating leases cost	$ 3,100,000,000
Operating leases accumulated depreciation	1,000,000,000
Operating leases carrying amount of Vessels	2,100,000,000
Minimum scheduled future revenues	3,400,000,000
2012	564,800,000
2013	467,500,000
2014	427,200,000
2015	404,200,000
2016	323,800,000
Thereafter	1,200,000,000
Charters In [Member]
Leases (Textual) [Abstract]
Minimum commitments owing by the Partnership	113,900,000
2012	56,900,000
2013	36,100,000
2014	14,000,000
2015	6,900,000
VOC Equipment [Member]
Leases (Textual) [Abstract]
Minimum lease payments receivable	18,900,000	40,600,000
Unearned income	1,400,000	4,300,000
2012	15,400,000
2013	2,500,000
2014	1,000,000
Leasing of Falcon Spirit [Member]
Leases (Textual) [Abstract]
Minimum lease payments receivable	46,800,000	55,100,000
Unearned income	22,500,000	28,300,000
Estimated unguaranteed residual value	8,500,000
2012	8,500,000
2013	8,500,000
2014	8,600,000
2015	8,600,000
2016	8,800,000
Thereafter	$ 3,800,000

Restructuring Charge (Details) (USD $)	12 Months Ended			13 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Vessel
Restructuring Charge (Textual) [Abstract]
Number of Vessels Include in Reflagging	2			7
Cumulative restructuring charges recorded under plan				$ 4,900,000
Accrued Restructuring liabilities
Restructuring charge	$ 3,924,000	$ 119,000	$ 5,008,000

Other Income-Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income [Abstract]
VOC Equipment lease income (note 9)	$ 3,093	$ 4,978	$ 6,970
Miscellaneous	513	1,832	2,519
Other income - net	$ 3,606	$ 6,810	$ 9,489

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (expenses) from such related party transactions
Revenues	$ 168,716	$ 140,971	$ 148,319
Vessel operating expenses(2)	(5,925)	(5,322)	(5,059)
Time - Charter hire expense			(3,416)
General and administrative(3)(4)(5)	(60,324)	(49,562)	(52,617)
Interest expense	(316)	(4,199)	(11,021)
Realized and unrealized (loss) gain on non-designated	(12,186)	(5,658)	6,842
OCI (8)		$ 131	$ 2,450

Related Party Transactions (Details Textual) (USD $)	12 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 17, 2012	Jan. 17, 2012	Sep. 09, 2009 Petrojarl Varg [Member]	Dec. 31, 2010 Petrojarl Varg [Member]	Dec. 31, 2009 Petrojarl Varg [Member]	Sep. 10, 2009 Petrojarl Varg [Member] Tranche	Sep. 10, 2009 Petrojarl Varg [Member] Senior Traunche [Member]	Sep. 10, 2009 Petrojarl Varg [Member] Junior Traunche [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price									$ 320,000,000
Purchase financed through vendor financing									220,000,000
Portion of Purchase price paid in cash									100,000,000
Number of Debt Facility Tranche									2
Short-term Debt										160,000,000	60,000,000
Debt Instrument, Basis Spread on Variable Rate				3.00%	5.75%					3.25%
Debt Instrument, Interest Rate, Stated Percentage											10.00%
Interest expense	(316,000)	(4,199,000)	(11,021,000)				1,400,000	2,900,000
Allocation of interest expense								6,500,000
Foreign exchange forward contracts gain recognized in general and administrative expenses.								400,000
General and administrative	73,529,000	63,214,000	61,761,000					3,900,000
Realized and Unrealized Gains (Losses) on Non Designated Derivative Instrument								6,200,000
Gain (loss) on foreign currency forward contracts allocated to the Partnership								2,600,000
Gain (loss) on foreign currency forward contracts allocated to the Partnership and recognized in Vessel Operating Expenses								(500,000)
Foreign exchange forward contracts gain recognized in realized and unrealized gains (losses) on non-designated derivative instruments								700,000
Balance Sheet (AOCI) Effective Portion	319,000	(3,154,000)	28,327,000					2,000,000
Equity contribution or Distribution						110,400,000
Equity contribution or distribution from net assets or liabilities retained by Parent									$ 175,000,000

Related Party Transactions (Details Textual 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010
Related Party Transaction [Line Items]
Debt converted to equity				$ 11,200,000
General and administrative	73,529,000	63,214,000	61,761,000
Interest expense	(316,000)	(4,199,000)	(11,021,000)
Falcon Spirit [Member]
Related Party Transaction [Line Items]
Percentage of shares acquired in entity under common control				100.00%
Entity acquired ,Purchase price				44,100,000
Fixed Rate Time Charter Contract Period				7 years 6 months
Additional Fixed Rate Time Charter Contract Period				1 year 6 months
Entity acquired, Purchase price of equity interest				11,300,000
Entity acquired, Purchase price of loan due to Parent				32,800,000
General and administrative		300,000
Interest expense		$ 400,000

Related Party Transactions (Details Textual 2) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010	Dec. 31, 2011 Rio das Ostras FPSO Unit [Member]	Dec. 31, 2010 Rio das Ostras FPSO Unit [Member]	Dec. 31, 2009 Rio das Ostras FPSO Unit [Member]	Oct. 01, 2010 Rio das Ostras FPSO Unit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price								$ 157,700,000
Debt converted to equity				11,200,000				163,000,000
Entity acquired, Purchase price for net Working Capital								12,400,000
Purchase price was financed through assumption of debt, amount								93,800,000
Upgrade costs, which is reflected as a capital contribution					2,000,000
General and administrative	73,529,000	63,214,000	61,761,000			5,400,000	8,600,000
Interest expense	(316,000)	(4,199,000)	(11,021,000)			2,200,000	1,700,000
Gain (loss) recognized in general and administrative expenses						(100,000)	400,000
Gain (loss) on foreign currency forward contracts allocated to the Partnership						100,000	800,000
Balance Sheet (AOCI) Effective Portion	319,000	(3,154,000)	28,327,000			100,000	400,000
Equity contribution or Distribution						5,800,000	3,700,000
Equity contribution or distribution from net assets or liabilities retained by Parent								$ 100,000

Related Party Transactions (Details Textual 3) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010	Dec. 31, 2010 Amundsen Spirit [Member]	Oct. 01, 2010 Amundsen Spirit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price						$ 128,000,000
Purchase price was financed through assumption of debt, amount						93,300,000
Purchase price financed through the issuance of new units						17,000,000
Portion of Purchase price paid in cash						17,700,000
Excess over purchase price book value						31,200,000
Debt converted to equity				11,200,000		32,700,000
Net liabilities assumed						(3,500,000)
Interest Rate Derivatives, at Fair Value, Net, Total						(25,900,000)
General and administrative	73,529,000	63,214,000	61,761,000		200,000
Interest expense	(316,000)	(4,199,000)	(11,021,000)		300,000
Realized and Unrealized Gains (Losses) on Non Designated Derivative Instrument					$ (5,600,000)

Related Party Transactions (Details Textual 4) (USD $)	Apr. 01, 2010	Dec. 10, 2010 Nansen Spirit [Member]
Related Party Transaction [Line Items]
Percentage of shares acquired in entity under common control		100.00%
Entity acquired ,Purchase price		$ 126,300,000
Purchase price was financed through assumption of debt, amount		93,300,000
Purchase price financed through the issuance of new units		16,400,000
Portion of Purchase price paid in cash		16,600,000
Excess over purchase price book value		4,400,000
Net assets acquired		28,600,000
Debt converted to equity	$ 11,200,000	$ 31,500,000

Related Party Transactions (Details Textual 5) (USD $)	Apr. 01, 2010	Aug. 02, 2011 Peary Spirit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price		$ 134,500,000
Purchase price was financed through assumption of debt, amount		96,800,000
Portion of Purchase price paid in cash		37,700,000
Net assets acquired		32,200,000
Excess over purchase price book value		5,500,000
Debt converted to equity	$ 11,200,000	$ 36,900,000

Related Party Transactions (Details Textual 6) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	Oct. 01, 2010 Swaps
Interest Rate Swap [Member]
Related Party Transaction [Line Items]
Interest Rate Derivatives, at Fair Value, Net, Total	$ (57.1)
Number of interest rate swaps	2

Related Party Transactions (Details Textual 7) (OPCO [Member], USD $)	Mar. 08, 2011
OPCO [Member]
Related Party Transaction [Line Items]
Percentage of shares acquired in entity under common control	49.00%
Portion of Purchase price paid in cash	$ 175,000,000
Distributions made by acquired entity to non-controlling interest before acquisition	15,000,000
Private placement, amount issued	7,600,000
General Partner's interest	2.00%
Percentage of ownership in acquired entity after acquisition	1
Historical book value of interest in acquired entity	128,000,000
Excess over purchase price book value	$ 258,300,000

Related Party Transactions (Details Textual 8) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010	Dec. 31, 2011 Scott Spirit [Member]	Oct. 01, 2011 Scott Spirit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price						$ 116,000,000
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues						12,000,000
Business Acquisition, Contingent Consideration, at Fair Value					10,900,000	10,100,000
Contingent consideration liability - current					(5,659,000)
Contingent consideration liability - non-current					(5,235,000)
Number of years following acquisition						2 years
General and administrative	73,529,000	63,214,000	61,761,000		200,000
Realized and Unrealized Gains (Losses) on Non Designated Derivative Instrument					12,200,000
Interest expense	(316,000)	(4,199,000)	(11,021,000)		300,000
Purchase price was financed through assumption of debt, amount						93,300,000
Portion of Purchase price paid in cash						23,000,000
Excess over purchase price book value						35,600,000
Net liabilities assumed						(2,600,000)
Interest Rate Derivatives, at Fair Value, Net, Total						(34,600,000)
Debt converted to equity				$ 11,200,000		$ 34,500,000

Related Party Transactions (Details Textual 9) (USD $)	12 Months Ended
	Dec. 31, 2011 FsoUnits Tanker	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions (Textual) [Abstract]
Number of Conventional Tankers	9
Number of Shuttle Tankers	2
Number of FSO Units of Partnership	2
Number of Conventional Tankers with joint venture	2
Percentage of interest in joint venture	50.00%
Reimbursement of costs incurred by general partner	$ 600,000	$ 400,000	$ 500,000
Recovery of fines accrued in respect to a period prior to the acquisition of the unit by the Partnership	1,200,000
Management Fees from Ship Management Services Provided by the Partnership	$ 3,500,000	$ 3,800,000	$ 3,200,000

Related Party Transactions (Details Textual 10) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions (Additional Textual) [Abstract]
Due from affiliates, total	$ 6,100,000	$ 19,100,000
Due to affiliates (note 12l)	$ 39,678,000	$ 67,390,000

Derivative Instruments (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Norwegian Kroner [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner [Member] NOK	Dec. 31, 2011 British Pound [Member] USD ($)	Dec. 31, 2011 British Pound [Member] GBP (£)	Dec. 31, 2011 Euro [Member] USD ($)	Dec. 31, 2011 Euro [Member] EUR (€)
Foreign currency forward contracts
Contract Amount in Foreign Currency			789,000		£ 9,040		€ 4,700
Fair Value / Carrying Amount of Asset/(Liability) Hedge	(44)	(44)
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	(1,034)	(756)		(202)		(76)
Average Forward Rate		6.01	6.01	0.64	0.64	0.76	0.76
Expected Maturity Current	116,487	98,521		11,790		6,176
Expected Maturity next fiscal year	$ 35,170	$ 32,848		$ 2,322

Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Jan. 17, 2012	Dec. 31, 2011	Dec. 31, 2011 U.S. Dollar-denominated interest rate swaps [Member]	Dec. 31, 2011 U.S. Dollar-denominated interest rate swaps [Member]	Dec. 31, 2011 U.S. Dollar-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index			LIBOR	LIBOR	LIBOR
Notional Amount		$ 1,612,049	$ 900,000	$ 613,549	$ 98,500
Fair Value /Carrying Amount of Assets (Liability)		$ (297,979)	$ (221,163)	$ (76,010)	$ (806)
Derivative, Average Remaining Maturity			12.5	5.9	1.9
Derivative, Fixed Interest Rate	7.49%		4.70%	4.10%	1.10%

Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Location and fair value amounts of derivative instruments
Accounts Receivable	$ 225
Current portion of derivative instruments (note 13)	4,318	6,180
Derivative asset	877	5,202
Accrued liability of derivative in instruments	(10,406)	(10,740)
Current portion of derivative liabilities	(46,396)	(45,793)
Derivative Liabilities	(244,998)	(119,491)
Foreign currency contracts - cash flow hedges [Member]
Location and fair value amounts of derivative instruments
Current portion of derivative instruments (note 13)	549	1,606
Derivative asset		718
Current portion of derivative liabilities	(448)	(47)
Derivative Liabilities	(145)
Foreign currency contracts - cash flow hedges [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Current portion of derivative instruments (note 13)	2,192	2,543
Derivative asset	2	2,481
Current portion of derivative liabilities	(2,532)	(361)
Derivative Liabilities	(696)	(31)
Cross currency swap - not designated as hedges [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Accounts Receivable	225
Current portion of derivative instruments (note 13)	1,577	2,031
Derivative asset	875	2,003
Accrued liability of derivative in instruments		199
Interest rate swap agreements [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Accrued liability of derivative in instruments	(10,406)	(10,939)
Current portion of derivative liabilities	(43,416)	(45,385)
Derivative Liabilities	$ (244,157)	$ (119,460)

Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective portion of gains (losses) on foreign currency contracts
Balance Sheet (AOCI) Effective Portion	$ 319	$ (3,154)	$ 28,327
Statement of (Loss) Income Effective Portion	2,345	(3,243)	(9,831)
Statement of (Loss) Income Ineffective Portion	(306)	(4,236)	6,346
Balance Sheet [Member]
Effective portion of gains (losses) on foreign currency contracts
Balance Sheet (AOCI) Effective Portion	319	(3,154)	28,327
Vessel Operating Expenses [Member]
Effective portion of gains (losses) on foreign currency contracts
Statement of (Loss) Income Effective Portion	833	34	(6,775)
Statement of (Loss) Income Ineffective Portion	(300)	(2,819)	2,492
General and Administrative Expense [Member]
Effective portion of gains (losses) on foreign currency contracts
Statement of (Loss) Income Effective Portion	1,512	(3,277)	(3,056)
Statement of (Loss) Income Ineffective Portion	$ (6)	$ (1,417)	$ 3,854

Derivative Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain loss net	$ (53,771)	$ (50,253)	$ (55,280)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain loss net	(105,973)	(5,413)	107,224
Total realized and unrealized (losses) gains on non-designated derivative	(159,744)	(55,666)	51,944
Interest rate swap [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain loss net	(58,475)	(49,224)	(51,084)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain loss net	(100,306)	(10,408)	102,662
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain loss net	4,704	(1,029)	(4,196)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain loss net	$ (5,667)	$ 4,995	$ 4,562

Derivative Instruments (Details Textual)	Dec. 31, 2011	Dec. 31, 2011 Currency Swap [Member] USD ($)	Dec. 31, 2010 Currency Swap [Member] USD ($)	Dec. 31, 2011 Interest rate swap [Member] USD ($)	Dec. 31, 2011 Interest rate swap [Member] NOK
Foreign Exchange Risk (Textual) [Abstract]
Notional amount of cross currency rate swap				$ 98,500,000	600,000,000
Basis spread on variable rate				4.75%	4.75%
Rate basis Percentage-NIBOR	Rate basis of 4.75%
Rate basis Percentage-LIBOR	Rate basis of 5.04%
Positive fair value of cross currency swap				2,700,000
Net losses on foreign currency forward contracts				400,000
Unrealized loss recognized in earnings (loss) gain		(1,600,000)	4,000,000
Realized gain recognized in earnings		$ 2,900,000	$ 200,000
Libor rate receivable cap				3.50%	3.50%
Partnership pays variable-rate debt				3.25%	3.25%
Partnership pays on its variable-rate debt				0.30%	0.30%

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Tax losses carried forward (1)	$ 169,125	$ 74,149
Provisions	1,353	1,878
Unfavorable Contract	35,491
Total deferred tax assets:	205,969	76,027
Deferred Tax Liabilities
Vessels and Equipment	60,776	41,614
Long-term debt	24,918	31,077
Other	3,178	2,900
Deferred Tax Liabilities, Total	88,872	75,591
Net deferred tax assets	117,097	436
Valuation allowance	(116,706)
Net deferred tax assets(2)	391	436
Disclosed in
Other assets	391	2,041
Deferred income tax		$ (1,605)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of the provision for income taxes
Current	$ (7,293)	$ (6,038)	$ (5,583)
Deferred	614	15,756	(8,209)
Income tax (expense) recovery	$ (6,679)	$ 9,718	$ (13,792)

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of the tax charge
Net (loss) income before taxes	$ (90,192)	$ 69,145	$ 134,594
Net (loss) income not subject to taxes	(114,251)	(121,917)	269,581
Net (loss) income subject to taxes	24,059	191,062	(134,987)
At applicable statutory tax rates	6,812	43,139	(43,032)
Permanent differences	(11,444)	(44,706)	(17,718)
Adjustments related to currency differences	(14,044)	(9,514)	70,654
Temporary differences for which no deferred tax asset was recognized	705	1,363	205
Valuation allowance	24,673
Prior year current taxes accrued	(23)		3,683
Tax (recovery) expense related to current year	$ 6,679	$ (9,718)	$ 13,792

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	$ 5,929	$ 5,516
Increases for positions related to prior years	(122)		5,049
Increases for positions related to the current year	424	413	467
Balance of unrecognized tax benefits as at December 31,	$ 6,231	$ 5,929	$ 5,516

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards	$ 603

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Vessels and equipment
Advances on new building contracts	$ 45,637	$ 52,184
Total assets	3,144,729	2,842,626
Liabilities and Deficit
Accrued liabilities	82,488	88,538
Current portion of long-term debt (note 8)	229,365	152,096
Advances from affiliates	39,678	67,390
Long-term debt (note 8)	1,799,711	1,565,044
Total liabilities	2,621,689	2,072,452
Total liabilities and total equity	3,144,729	2,842,626
Peary Spirit LLC [Member]
Vessels and equipment
Advances on new building contracts		52,195
Other assets		1,486
Total assets		53,681
Liabilities and Deficit
Accrued liabilities		56
Current portion of long-term debt (note 8)		1,037
Advances from affiliates		28,760
Long-term debt (note 8)		23,843
Total liabilities		53,696
Total deficit		(15)
Total liabilities and total equity		$ 53,681

Commitments and Contingencies (Details Textual)	12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($) Vehicle Entity	Dec. 31, 2011 NOK	Dec. 31, 2010 USD ($)	Dec. 31, 2011 New Building Shuttle Tankers [Member] USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Aggregate cost of newbuilding tankers				$ 446,000,000
Amount paid during the year				44,600,000
This payment is due within one year				78,100,000
This payment is due within two year				323,300,000
Term of time-charter-out contracts				10 years
Commitments and Contingencies (Textual) [Abstract]
Value of shuttle tanker contributed by unrelated party			35,000,000
Equity Issuance Resulted in Dilution Loss Amount			7,400,000
Percentage of ownership by Noncontrolling Owners			33.00%
Number of Subsidiaries of entity named as Co-defendants in legal action	2	2
Claim sought for damages	36,000,000	213,000,000
Recognition of liability in accordance with court judgment	$ 12,700,000	76,000,000
Number of New Building Tankers	4	4

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in non-cash working capital items related to operating activities
Accounts receivable	$ (13,788)	$ 13,189	$ (29,304)
Prepaid expenses and other assets	(6,139)	5,680	(7,190)
Accounts payable and accrued liabilities	(8,716)	23,526	21,483
Advances (to) from affiliate	17,347	(7,931)	23,942
Change in non-cash working capital items related to operating activities	$ (11,296)	$ 34,464	$ 8,931

Supplemental Cash Flow Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)	$ (60,683)	$ (107,051)	$ (100,000)
Peary Spirit (note 12g) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)	(37,729)
Scott Spirit (note 12j) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)	(22,954)
Falcon Spirit (note 12c) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)		(14,099)
Rio das Ostras (note 12d) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)		(58,721)
Amundsen Spirit [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)		(17,671)
Nansen Spirit (note 12f) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)		(16,560)
Petrojarl Varg (note 12b) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)			$ (100,000)

Supplemental Cash Flow Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	$ 2,305	$ 4,313	$ 131,965
Scott Spirit (note 12j) [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	2,305
Falcon Spirit (note 12c) [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		3,608	104
Rio das Ostras (note 12d) [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		(2,791)	21,475
Amundsen Spirit [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		3,496
Petrojarl Varg (note 12b) [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			$ 110,386

Supplemental Cash Flow Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information (Textual) [Abstract]
Cash interest paid	$ 91.1	$ 80.5	$ 97.2
Income taxes paid	4.8	1.1	(0.4)
Falcon Spirit (note 12c) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Net of cash acquired, Amount		2.8
Rio das Ostras (note 12d) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Net of cash acquired, Amount		$ 17.7

Partners' Equity and Net Income (Loss) Per Unit (Details)	12 Months Ended
Dec. 31, 2011
Unitholders [Member]
Incentive Distribution Made to Unit Holder or General Partner
Minimum quarterly distribution of $0.35	98.00%
Up to $0.4025	98.00%
Above $0.4025 up to $0.4375	85.00%
Above $0.4375 up to $0.525	75.00%
Above $0.525	50.00%
General Partners [Member]
Incentive Distribution Made to Unit Holder or General Partner
Minimum quarterly distribution of $0.35	2.00%
Up to $0.4025	2.00%
Above $0.4025 up to $0.4375	15.00%
Above $0.4375 up to $0.525	25.00%
Above $0.525	50.00%

Partners' Equity and Net Income (Loss) Per Unit (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Dec. 06, 2010	Aug. 20, 2010	Mar. 22, 2010	Dec. 31, 2009	Aug. 04, 2009	Nov. 30, 2011 General Partner [Member]	Jul. 07, 2011 General Partner [Member]	Mar. 08, 2011 General Partner [Member]	Dec. 06, 2010 General Partner [Member]	Aug. 20, 2010 General Partner [Member]	Mar. 22, 2010 General Partner [Member]	Aug. 04, 2009 General Partner [Member]	Nov. 30, 2011 Maximum [Member]	Nov. 30, 2011 Minimum [Member]	Apr. 01, 2010 Falcon Spirit (note 12c) [Member]	Mar. 08, 2011 OPCO [Member]	Nov. 30, 2011 Institutional Investor [Member]	Jul. 07, 2011 Institutional Investor [Member]	Mar. 08, 2011 Institutional Investor [Member]
Limited Partners' Capital Account [Line Items]
Proportionate capital contribution											$ 3,700,000	$ 2,700,000	$ 2,000,000	$ 1,900,000
Additional gross proceeds							14,200,000							300,000
Total net proceeds			175,200,000	130,800,000	95,500,000		104,100,000												173,400,000	20,400,000
General partner's interest								2.00%	2.00%	2.00%
Entity acquired ,Purchase price																	44,100,000
Decrease in partnership interest															36.51%	33.03%
Percentage of shares acquired in entity under common control																	100.00%	49.00%
Private placement, amount issued																		7,600,000	7,100,000	700,000	7,600,000
Partners Equity and Net Income Loss Per Unit (Additional Textual) [Abstract]
Percentage of limited partner units outstanding held by public	68.34%
Number of days within which to receive distributed available cash	45 days
Minimum percentage of outstanding units to be held for general partner removal	66.66%
Minimum quarterly distribution per unit	$ 0.35
Subordinated unit converted in to common units						9,800,000
Exceeded Cash distributions per unit	0.4025
Public Offering Amount of units			6,400,000	6,000,000	5,100,000		6,500,000
Public offerings per unit price			$ 27.84	$ 22.15	$ 19.48		$ 14.32
Proceeds from public offering, gross			182,900,000	136,500,000	100,600,000		95,000,000
Additional units allocated to underwriters in terms of overallotment option			840,000	787,500	660,000		975,000
Common Units Outstanding		70,600,000
Repayment of Remaining Vendor Financing Amount					$ 60,000,000

Acquisition of Piranema Spirit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Nov. 30, 2011 Piranema Spirit [Member]
ASSETS
Cash and cash equivalents		$ 2,439
Other current assets		5,308
Vessels and equipment		292,242
Other assets - long-term		659
Total assets acquired		300,648
LIABILITIES
Current liabilities		8,458
In-process revenue contracts		127,900
Total liabilities assumed		136,358
Net assets acquired		164,290
Cash consideration		164,290
Net cash consideration	$ 161,851	$ 161,851

Acquisition of Piranema Spirit (Details 1) (Piranema Spirit [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Piranema Spirit [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue	$ 1,000,209	$ 955,083
Net (loss) Income	$ (98,030)	$ 76,449
Limited partners interest in ne loss per unit	$ (1.6)	$ 0.99

Acquisition of Piranema Spirit (Details Textual) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Piranema Spirit [Member]	Dec. 31, 2011 Piranema Spirit [Member]	Nov. 30, 2011 Piranema Spirit [Member]
Acquisition of Piranema Spirit (Textual) [Abstract]
Percentage of shares acquired in Piranema production AS from Seven Marine ASA						100.00%
Total Purchase price paid for cash acquired						$ 164,300,000
Issued Common Units						7.1
Piranema contributioin to net income	(96,871,000)	78,863,000	120,802,000	1,500,000
Piranema Revenue	$ 949,061,000	$ 900,546,000	$ 871,112,000		$ 4,800,000

Write-down of Vessels (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2010
Write Down of Vessels (Textual) [Abstract]
Write down of vessels	$ 91,108	$ 9,441
Number of tangible asset impaired and write down	9
Crude Oil Tankers [Member]
Write Down of Vessels (Textual) [Abstract]
Write down of vessels	54,100
Number of Conventional Oil Tankers Impaired	5
Luzon and Leyte Spirit [Member]
Write Down of Vessels (Textual) [Abstract]
Number of Conventional Oil Tankers Impaired	2
Older Shuttle Tankers [Member]
Write Down of Vessels (Textual) [Abstract]
Write down of vessels	28,300	9,400
Number of Conventional Oil Tankers Impaired	3	1
Age of property plant and equipment	20 years
Basker Spirit [Member]
Write Down of Vessels (Textual) [Abstract]
Number of Conventional Oil Tankers Impaired	1
FSO Units [Member]
Write Down of Vessels (Textual) [Abstract]
Write down of vessels	$ 8,600
FSO units impaired	1

Subsequent Events (Details Textual) In Millions, unless otherwise specified	1 Months Ended
	Feb. 17, 2012	Feb. 23, 2012	Jan. 18, 2012	Jan. 17, 2012	Jan. 17, 2012 Norwegian Kroner Denominated Bonds Due January 2017 [Member] NOK	Feb. 17, 2012 Debt Facility [Member] USD ($)	Jan. 17, 2012 Teekay Offshore [Member] USD ($)
Subsequent Events (Textual) [Abstract]
Aggregate principal amount of the bonds					600		$ 100
Senior unsecured bonds and debt facility maturity Date	Feb 23, 2012		Jan 27, 2017
Interest payments on the bonds	3.00%			5.75%
Interest payments at fixed rate				7.49%
Interest payments on the facility are based on		LIBOR plus a margin of 3%	NIBOR plus a margin of 5.75%
Secured debt facility						$ 130